Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepayments and Other Current Assets

Prepayments and other current assets consisted of the following as of December 31:

	2024	2025	2025
	SGD	SGD	USD
Other deposits	61,814	109,380	80,941
Prepayments	29,671	808,451	598,254
Prepayment and other current assets	91,485	917,831	679,195